Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

June 30, 2019

FBF-Y20-QTLY-0819
1.9892467.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,912,046	$29,139,585
Fidelity Series Commodity Strategy Fund (a)	2,932,483	13,811,996
Fidelity Series Large Cap Growth Index Fund (a)	2,150,413	22,665,354
Fidelity Series Large Cap Stock Fund (a)	1,518,976	22,754,253
Fidelity Series Large Cap Value Index Fund (a)	3,302,444	42,568,502
Fidelity Series Small Cap Opportunities Fund (a)	832,972	11,611,627
Fidelity Series Value Discovery Fund (a)	1,051,911	13,506,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $152,184,024)		156,057,850

International Equity Funds - 20.9%
Fidelity Series Canada Fund (a)	267,507	2,921,176
Fidelity Series Emerging Markets Fund (a)	342,227	3,288,799
Fidelity Series Emerging Markets Opportunities Fund (a)	1,546,856	29,529,483
Fidelity Series International Growth Fund (a)	1,484,083	24,160,874
Fidelity Series International Index Fund (a)	649,344	6,603,832
Fidelity Series International Small Cap Fund (a)	362,302	5,880,166
Fidelity Series International Value Fund (a)	2,461,437	23,703,640
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $92,882,184)		96,087,970

Bond Funds - 36.3%
Fidelity Series Corporate Bond Fund (a)	2,185,845	22,973,235
Fidelity Series Emerging Markets Debt Fund (a)	329,482	3,205,859
Fidelity Series Floating Rate High Income Fund (a)	72,513	674,371
Fidelity Series Government Bond Index Fund (a)	2,998,977	31,339,311
Fidelity Series High Income Fund (a)	358,157	3,409,656
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,509,454	25,119,634
Fidelity Series Investment Grade Bond Fund (a)	2,901,163	33,160,292
Fidelity Series Investment Grade Securitized Fund (a)	2,228,622	23,066,241
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,333,947	21,729,046
Fidelity Series Real Estate Income Fund (a)	191,380	2,122,404
TOTAL BOND FUNDS
(Cost $161,592,567)		166,800,049

Short-Term Funds - 8.9%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	8,344,432	8,344,432
Fidelity Series Short-Term Credit Fund (a)	760,893	7,646,977
Fidelity Series Treasury Bill Index Fund (a)	2,494,625	24,921,308
TOTAL SHORT-TERM FUNDS
(Cost $40,840,545)		40,912,766
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $447,499,320)		459,858,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,118)
NET ASSETS - 100%		$459,744,517

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,592,321	$29,482,042	$2,642,687	$--	$41,386	$666,523	$29,139,585
Fidelity Series Canada Fund	140,253	2,785,024	126,277	--	1,126	121,050	2,921,176
Fidelity Series Commodity Strategy Fund	571,268	13,940,171	418,825	--	(10,832)	(269,786)	13,811,996
Fidelity Series Corporate Bond Fund	1,182,202	22,239,712	1,311,242	204,790	8,251	854,312	22,973,235
Fidelity Series Emerging Markets Debt Fund	168,522	3,162,902	165,338	47,127	(954)	40,727	3,205,859
Fidelity Series Emerging Markets Fund	161,941	3,285,593	83,175	--	(856)	(74,704)	3,288,799
Fidelity Series Emerging Markets Opportunities Fund	1,467,329	28,249,172	701,821	--	(9,870)	524,673	29,529,483
Fidelity Series Floating Rate High Income Fund	36,143	665,482	28,663	9,973	(54)	1,463	674,371
Fidelity Series Government Bond Index Fund	1,629,215	31,193,511	2,321,235	182,779	21,102	816,718	31,339,311
Fidelity Series Government Money Market Fund 2.44%	420,634	8,310,018	386,220	46,369	--	--	8,344,432
Fidelity Series High Income Fund	268,041	3,324,283	218,187	53,351	(752)	36,271	3,409,656
Fidelity Series Inflation-Protected Bond Index Fund	1,308,189	24,496,437	1,306,158	25,238	8,084	613,082	25,119,634
Fidelity Series International Growth Fund	1,183,883	22,631,856	1,058,331	--	14,724	1,388,742	24,160,874
Fidelity Series International Index Fund	309,955	6,322,127	202,897	--	120	174,527	6,603,832
Fidelity Series International Small Cap Fund	308,451	5,684,030	289,450	--	2,615	174,520	5,880,166
Fidelity Series International Value Fund	1,162,276	22,748,947	722,992	--	382	515,027	23,703,640
Fidelity Series Investment Grade Bond Fund	1,727,776	32,706,512	2,130,822	254,761	12,909	843,917	33,160,292
Fidelity Series Investment Grade Securitized Fund	1,219,272	22,840,004	1,414,511	169,546	8,747	412,729	23,066,241
Fidelity Series Large Cap Growth Index Fund	1,246,354	22,720,275	2,093,283	28,696	39,952	752,056	22,665,354
Fidelity Series Large Cap Stock Fund	1,238,767	22,972,043	1,726,597	154,723	15,332	254,708	22,754,253
Fidelity Series Large Cap Value Index Fund	2,321,999	42,493,454	3,430,234	--	30,585	1,152,698	42,568,502
Fidelity Series Long-Term Treasury Bond Index Fund	1,262,323	23,036,099	4,071,302	159,738	183,800	1,318,126	21,729,046
Fidelity Series Real Estate Income Fund	113,494	2,090,032	114,226	29,684	802	32,302	2,122,404
Fidelity Series Short-Term Credit Fund	422,871	7,561,282	405,223	52,207	464	67,583	7,646,977
Fidelity Series Small Cap Opportunities Fund	616,858	11,349,529	660,064	--	4,233	301,071	11,611,627
Fidelity Series Treasury Bill Index Fund	1,235,916	24,760,796	1,075,655	148,356	(958)	1,209	24,921,308
Fidelity Series Value Discovery Fund	732,368	13,451,645	946,203	--	(644)	269,367	13,506,533
	$24,048,621	$454,502,978	$30,051,618	$1,567,338	$369,694	$10,988,911	$459,858,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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